Financial Instruments And Risk Analysis - Impact of Foreign Exchange Exposure (Detail) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Probable Scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	R$ 9,137,227
Possible Scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	11,421,534
Increase (decrease) through foreign exchange, financial assets	2,284,307
Remote Scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	13,705,841
Increase (decrease) through foreign exchange, financial assets	R$ 4,568,614
Dollar appreciation | US dollar debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of changes in exposure to risk	Dollar appreciation
Dollar appreciation | US dollar debt | Probable Scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	R$ 15,594,278
Dollar appreciation | US dollar debt | Possible Scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	19,492,848
Dollar appreciation | US dollar debt | Remote Scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	R$ 23,391,418
Dollar depreciation | US dollar cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of changes in exposure to risk	Dollar depreciation
Dollar depreciation | US dollar cash | Probable Scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	R$ (283,409)
Dollar depreciation | US dollar cash | Possible Scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	(354,261)
Dollar depreciation | US dollar cash | Remote Scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	R$ (425,113)
Euro appreciation | Euro debt
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of changes in exposure to risk	Euro appreciation
Euro appreciation | Euro debt | Probable Scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	R$ 2,711,459
Euro appreciation | Euro debt | Possible Scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	3,389,323
Euro appreciation | Euro debt | Remote Scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	R$ 4,067,188
Euro depreciation | Euro cash
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of changes in exposure to risk	Euro depreciation
Euro depreciation | Euro cash | Probable Scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	R$ (112,796)
Euro depreciation | Euro cash | Possible Scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	(140,995)
Euro depreciation | Euro cash | Remote Scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	R$ (169,194)
Dollar Or euro depreciation | Fair value adjustment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of changes in exposure to risk	Dollar/euro depreciation
Dollar Or euro depreciation | Fair value adjustment | Probable Scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	R$ (8,772,305)
Dollar Or euro depreciation | Fair value adjustment | Possible Scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	(10,965,381)
Dollar Or euro depreciation | Fair value adjustment | Remote Scenario
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total assets liabilities indexed to foreign exchange fluctuation	R$ (13,158,458)